Income Taxes	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Income Taxes

15 - INCOME TAXES

The Company recognizes in its consolidated financial statements the impact of a tax position if that position is more likely than not of not being sustained on an audit, based on the technical merits of the position.

The Company and its subsidiaries file income tax returns in Canadian, Brazilian and U.S. federal jurisdictions, and various provincial jurisdictions. The Company’s federal income tax returns are generally subject to examination for a period of three years after filing of the respective return in the U.S. and Canada and five years in Brazil.

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to loss before taxes, as follows:

	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
	$	$	$
Tax Rate, comprised of a federal rate of 9.75% and a provincial rate of 3.50%	13.25%	15.13%	15.50%

Expected Canadian Income Tax (Recovery)	83,562	(4,136)	(10,764)
Change in valuation allowance	(148,300)	(102,732)	107,243

Permanent differences	(39,088)	(3,702)	6,940
Change in tax rates Difference between Canadian and foreign tax rates	99,278 (30,102)	110,694 (12,690)	(75,293) (6,221)

Other	34,650	12,566	(21,905)
	-	-	-

The change in valuation allowance for originating temporary differences and losses available for carry forward, is calculated using an expected deferred tax rate of 13.25%, based on the application of the Small Business Deduction. The rate at which such amounts may be realized as disclosed as part of a deferred tax asset and related valuation allowance takes into account the enacted tax rate decreases over the expected period of realization.

Refundable investment tax credits for research and development in Canada of $171,204 $124,234 and $171,457, and for the years ended March 31, 2019, March 31, 2018 and March 31, 2017, respectively is netted against research and development expense. The investment tax credits are subject to review and approval by taxation authorities and it is possible that the amounts granted will be different from the amounts recorded by the Company.

Deferred taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The Company’s deferred tax assets are as follows:

	March 31, 2019	March 31, 2018
	$	$

Losses available for carry forward	110,746	168,277
Property and equipment - differences in net book value and unamortized capital cost	69,560	116,545
Intangible assets - differences in net book value and tax basis	156,669	196,610
Unused scientific research and experimental development amounts deductible and investment tax credits available for carry forward	701,305	814,830
Other	116,622	117,215
Gross deferred tax asset	1,154,902	1,413,477
Valuation allowance	(1,154,902)	(1,413,477)
Net deferred tax asset	-	-

The Company has federal and provincial non-capital losses available to reduce taxable income in Canada, which expire in the following years:

Federal & Provincial
$
2026	451,224
2027	306,030
2037	135,284
2038	2,306
2039	15,800
910,643

The Company has capital losses of $245,493, which are available indefinitely to reduce capital gains in future years as of March 31, 2019.

The losses in Brazil of $167,352 have an indefinite carryforward period. However, the losses can only be used to offset 30% of taxable income in any given year.

As at March 31, 2019, the Company had accumulated unclaimed federal and provincial scientific research and experimental development deductions of approximately $4,027,584 ($4,073,657 in 2018). This amount can be carried forward indefinitely to reduce income taxes payable in future years.

The Company has federal scientific research and experimental development credits available to reduce income taxes in Canada, which expire in the following years:

2019	4,974
2021	1413,528
2022	265,076
2023	1,702
2024	2,131
2025 to 2033	9,329
296,740